Retirement-Related Benefits - U.S. Retirement Plan Changes (Details) participant in Thousands, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2024	Sep. 30, 2022 USD ($) participant	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plans
Benefit plan obligation and plan assets transferred to insurers		$ 16,000
Pension settlement charge			$ 5,900		$ 0	$ 5,894	$ 0
Pension settlement charge, net of tax			$ 4,400			4,400
Overfunded plans
Defined Benefit Plans
Funded status					7,506	8,236
Underfunded plans
Defined Benefit Plans
Funded status					(11,512)	(10,387)
United States | Underfunded plans
Defined Benefit Plans
Funded status					$ (3,605)	(3,761)
Pension Plan
Defined Benefit Plans
Percentage of plan funded					98.00%
Pension Plan | Qualified Plan
Defined Benefit Plans
Percentage of plan funded					111.00%
Pension Plan | United States
Defined Benefit Plans
Benefit plan obligation and plan assets transferred to insurers		$ 16,000
Number of participants transferred to insurers | participant		100
Percentage of transferred participant pension benefits each insurer is responsible to pay		50.00%	50.00%
Pension settlement charge			$ 5,900			5,900
Pension settlement charge, net of tax			$ 4,400
Percentage of plan funded					123.00%
Funded status					$ 3,202	3,600
Amortization of prior service costs/(credits)					0	8	$ 16
Pension Plan | United States | Forecast
Defined Benefit Plans
Amortization of prior service costs/(credits)				$ 300
Pension Plan | United States | Subsequent Event
Defined Benefit Plans
Service period	1 year
Benefit contribution monthly percent	5.00%
Benefit contribution interest percent, through 2026	6.00%
Pension Plan | United States | Subsequent Event | Minimum
Defined Benefit Plans
Benefit contribution interest percent, 2027 through 2033	3.00%
Pension Plan | United States | Overfunded plans
Defined Benefit Plans
Funded status					4,584	5,002
Pension Plan | United States | Underfunded plans
Defined Benefit Plans
Funded status					$ (1,382)	(1,402)
Pension Plan | United States | Qualified Plan
Defined Benefit Plans
Pension settlement charge						$ 5,900